UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21455
Guggenheim Enhanced Equity Strategy Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices)	(Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – January 31, 2012

Item 1.     Schedule of Investments.
 Attached hereto.

GGE Guggenheim Enhanced Equity Strategy Fund
Portfolio of Investments
January 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 132.1%

	Exchange Traded Funds - 132.1%
166,900	Consumer Discretionary Select Sector SPDR Fund(a)	$ 6,896,308
193,000	Health Care Select Sector SPDR Fund(a)	6,909,400
117,700	iShares Dow Jones US Real Estate Index Fund(a)	7,125,558
247,000	iShares Russell 2000 Index Fund(a)	19,530,290
230,900	PowerShares QQQ Trust Series 1(a)	13,971,759
238,200	ProShares Ultra S&P500(a)	12,041,010
219,600	SPDR Dow Jones Industrial Average ETF Trust(a)	27,678,384
247,200	SPDR S&P 500 ETF Trust(a)	32,435,112
	(Cost $122,538,101)	126,587,821

	Limited Partnership - 0.0%
	Real Estate - 0.0%
400,000	Kodiak Funding, LP(b)	$34,920
	(Cost $3,480,000)

	Total Long-Term Investments - 132.1%
	(Cost $126,018,101)	126,622,741

	Short-Term Investments - 1.6%

	Money Market - 1.6%
1,542,852	Dreyfus Treasury Prime Cash Management Institutional Shares	1,542,852
	(Cost $1,542,852)

	Total Investments - 133.7%
	(Cost $127,560,953)	128,165,593
	Liabilities in excess of Other Assets - (0.2%)	(262,909)
	Total Value of Options Written - (2.2%) (Premiums received $2,117,783)	(2,061,572)
	Borrowings - (31.3% of Net Assets or 23.4% of Total Investments)	(30,000,000)
	Net Assets - 100.0%	$ 95,841,112

LP - Limited Partnership
S&P - Standard & Poor's

(a)	All of these securities represent cover for outstanding options written. All of these securities have been physically segregated as collateral for borrowings outstanding.
(b)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $34,920 which represents 0.0% of net assets applicable to common shares.

Country Breakdown	% of Long-Term Investments
United States	100.0%

See previously submitted notes to financial statements for the period ended October 31, 2011.

Contracts (100 shares per contract)	Call Options Written (c)	Expiration Month	Exercise Price	Value
1,669	Consumer Discretionary Select Sector SPDR Fund	February 2012	$41.00	$ (250,350)
1,930	Health Care Select Sector SPDR Fund	February 2012	36.00	(57,900)
1,177	iShares Dow Jones US Real Estate Index Fund	February 2012	59.00	(232,458)
2,470	iShares Russell 2000 Index Fund	February 2012	78.00	(516,230)
2,309	PowerShares QQQ Trust Series 1	February 2012	61.00	(131,613)
2,382	ProShares Ultra S&P500	February 2012	51.00	(279,885)
2,196	SPDR Dow Jones Industrial Average ETF Trust	February 2012	127.00	(237,168)
2,472	SPDR S&P 500 ETF Trust	February 2012	132.00	(355,968)
	Total Value of Call Options Written			$ (2,061,572)
	(Premiums received $2,117,783)

(c)	Non-income producing security.

At January 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$131,930,099	4,144,835	(7,909,341)	$(3,764,506)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value
Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or
Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at Net Asset Value. The Fund values
Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above. The fair value estimate for the Level 3 security in the Fund was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures which were established in good faith by management and approved by the Board of Trustees. There were various factors considered in reaching fair value determination, including, but not limited, to the following: the type of security, analysis of the company’s performance and the present value of potential future earnings of the investment.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of January 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Exchange Traded Funds	$126,588	$-	$-	$126,588
Limited Partnerships	-	-	35	35
Money Market Fund	1,543	-	-	1,543
Total	$128,131	$-	$35	$128,166

Liabilities:
Call Options Written	$2,062	$-	$-	$2,062
Total	$2,062	$-	$-	$2,062

Level 3 holdings	Securities
Beginning Balance at 10/31/11	$56
Total Realized Gain/Loss	-
Change in Unrealized Gain/Loss	(21)
Net Purchases and Sales	-
Net Transfers In/Out	-
Ending Balance at 1/31/12	$35

There were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Strategy Fund

By:	/s/Kevin M. Robinson
Kevin M. Robinson
                Chief Executive Officer and Chief Legal Officer

Date:	March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kevin M. Robinson
   Kevin M. Robinson
                Chief Executive Officer and Chief Legal Officer

Date:	March 30, 2012

By:	/s/John Sullivan
   John Sullivan
   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	March 30, 2012